Note 8 - Disclosure of Financial Instruments and Risk Management - Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Trade and other payables	€ 7,582	€ 2,874
Loans and participation rights	3,749	5,905
Lease liabilities	3,076	1,958
Mandatory convertible notes		6,859
Total December 31, 2021	14,407	17,596
Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables	7,582	2,874
Loans and participation rights	186	2,489
Lease liabilities	503	323
Mandatory convertible notes		9,286
Total December 31, 2021	8,271	14,972
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Loans and participation rights	4,134	4,260
Lease liabilities	2,000	1,326
Total December 31, 2021	6,134	5,586
Later than five years [member]
Statement Line Items [Line Items]
Lease liabilities	810	421
Total December 31, 2021	€ 810	€ 421